Equity - Schedule of Shareholder List (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Number of shares	973,517,871,202	512,406,760,091	512,406,760,091	512,406,760,091
Percentage of equity holding	100.00%	100.00%	100.00%
Itau Unibanco [member]
Disclosure of transactions between related parties [line items]
Number of shares	551,015,065,630	200,966,823,626	195,408,043,473
Percentage of equity holding	56.60%	39.22%	38.14%
Itau Unibanco Holding S A [member]
Disclosure of transactions between related parties [line items]
Number of shares	256,035,852,654	115,039,610,411	115,039,610,411
Percentage of equity holding	26.30%	22.45%	22.45%
ITB Holding Brasil Participacoes Ltda. [Member]
Disclosure of transactions between related parties [line items]
Number of shares	242,989,430,571	62,567,655,359	57,008,875,206
Percentage of equity holding	24.96%	12.21%	11.13%
CGB II SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	24,277,201,538	10,908,002,836	10,908,002,836
Percentage of equity holding	2.49%	2.13%	2.13%
CGB III SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	4,006,137,826	1,800,000,000	1,800,000,000
Percentage of equity holding	0.41%	0.35%	0.35%
Saga II SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	15,579,424,880	7,000,000,000	7,000,000,000
Percentage of equity holding	1.60%	1.37%	1.37%
Saga III SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	8,127,018,161	3,651,555,020	3,651,555,020
Percentage of equity holding	0.83%	0.71%	0.71%
Saieh Family [member]
Disclosure of transactions between related parties [line items]
Number of shares	139,150,760,455	140,835,760,455	146,394,540,608
Percentage of equity holding	14.29%	27.49%	28.57%
Corp Group Banking SA [member]
Disclosure of transactions between related parties [line items]
Number of shares	134,442,850,073	136,127,850,073	136,127,850,073
Percentage of equity holding	13.81%	26.57%	26.57%
Compania Inmobiliaria y de Inversiones Saga SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	4,707,910,382	4,707,910,382	10,266,690,535
Percentage of equity holding	0.48%	0.92%	2.00%
International Finance Corporation [member]
Disclosure of transactions between related parties [line items]
Number of shares	18,974,820,165	17,017,909,711	17,017,909,711
Percentage of equity holding	1.95%	3.32%	3.32%
Others [member]
Disclosure of transactions between related parties [line items]
Number of shares	264,377,224,952	153,586,266,299	153,586,266,299
Percentage of equity holding	27.16%	29.97%	29.97%
Stock brokers [member]
Disclosure of transactions between related parties [line items]
Number of shares	140,668,223,148	80,382,817,848	63,397,824,244
Percentage of equity holding	14.45%	15.69%	12.37%
ADR holders and foreign investors [member]
Disclosure of transactions between related parties [line items]
Number of shares	54,904,718,599	35,127,077,810	50,376,882,652
Percentage of equity holding	5.64%	6.86%	9.83%
Local Institutional Investors [Member]
Disclosure of transactions between related parties [line items]
Number of shares	57,548,753,873	25,351,261,131	27,989,426,434
Percentage of equity holding	5.91%	4.95%	5.46%
Santo Domingo Group [member]
Disclosure of transactions between related parties [line items]
Number of shares			11,822,132,969
Percentage of equity holding			2.31%
Other minority shareholders [member]
Disclosure of transactions between related parties [line items]
Number of shares	11,255,529,332	12,725,109,510
Percentage of equity holding	1.16%	2.47%